Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 – Property and equipment, net

Property, plant and equipment, net, consisted of the following:

	December 31, 2020	December 31, 2019
Electronic equipment	$53,473	$48,814
Office furniture	2,589	2,427
	56,062	51,241
Less: accumulated depreciation	(43,268)	(35,926)
Property and equipment, net	$12,794	$15,315

Depreciation expense was $4,687, $1,980 and $411 for the years ended December 31, 2020, 2019 and 2018, respectively.